STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Value Fund

February 28, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.9%
Automobiles & Components - 1.4%
Fox Factory Holding	6,130	[a]	723,463
Gentherm	2,691	[a]	228,304
Harley-Davidson	78,851		3,256,546
Holley	94,270	[a,b]	1,222,682
LCI Industries	4,690		583,999
Patrick Industries	15,630		1,115,044
Thor Industries	1,420	[b]	128,510
Visteon	6,790	[a]	815,954
			8,074,502
Banks - 14.4%
Associated Banc-Corp	101,803		2,482,975
BankUnited	49,141		2,172,032
Banner	63,961		3,940,637
Brookline Bancorp	72,665		1,245,478
Cadence Bank	128,187		4,053,273
Camden National	30,200		1,436,010
Cathay General Bancorp	4,402		207,026
City Holding	18,760		1,494,609
Columbia Banking System	52,080		1,907,690
Dime Community Bancshares	3,048		103,602
Eastern Bankshares	98,310		2,149,056
Enterprise Financial Services	3,223		159,345
F.N.B.	16,806		225,705
Federal Agricultural Mortgage, Cl. C	12,267		1,517,428
First Bancorp	34,610		1,553,297
First Financial	35,430		1,647,849
First Horizon	4,820		113,174
First Interstate BancSystem, Cl. A	4,012		162,887
Glacier Bancorp	30,065		1,665,601
Great Southern Bancorp	21,530		1,322,373
Hancock Whitney	25,710		1,431,533
Heartland Financial USA	33,788		1,676,561
Hope Bancorp	14,879		252,348
Horizon Bancorp	68,590		1,377,287
Huntington Bancshares	104,791		1,626,356
Independent Bank	109,601		9,426,782
Independent Bank Group	16,720		1,289,948
Lakeland Financial	12,560		1,007,438
NBT Bancorp	39,320		1,508,708

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Banks - 14.4% (continued)
NMI Holdings, Cl. A	40,120	[a]	928,377
OceanFirst Financial	63,680		1,425,158
Old National Bancorp	93,005		1,700,131
Pacific Premier Bancorp	89,534		3,465,861
PacWest Bancorp	28,110		1,389,196
Seacoast Banking Corp. of Florida	112,659		4,128,952
SouthState	27,657		2,489,130
Synovus Financial	81,360		4,283,604
Texas Capital Bancshares	33,844	[a]	2,254,010
TriCo Bancshares	31,090		1,349,306
Triumph Bancorp	18,579	[a]	1,863,845
Walker & Dunlop	12,920		1,787,482
Washington Trust Bancorp	26,580		1,442,497
Webster Financial	22,480		1,353,521
WesBanco	36,990		1,351,615
Wintrust Financial	12,265		1,218,650
WSFS Financial	25,420		1,292,099
			82,880,442
Capital Goods - 13.0%
AerCap Holdings	31,825	[a]	1,732,235
Aerojet Rocketdyne Holdings	28,770	[a]	1,114,837
Alamo Group	9,369		1,303,322
Albany International, Cl. A	11,360		997,635
Allied Motion Technologies	34,707	[a]	1,208,498
Altra Industrial Motion	26,365		1,119,722
Astec Industries	30,287	[a]	1,508,293
AZZ	22,680		1,116,536
Babcock & Wilcox Enterprises	181,682	[a]	1,273,591
Beacon Roofing Supply	25,480	[a]	1,520,901
Bloom Energy, Cl. A	23,036	[a]	511,399
Chart Industries	8,355	[a]	1,206,462
Colfax	5,694	[a]	228,956
Comfort Systems USA	21,515		1,849,860
Curtiss-Wright	1,672		246,653
Douglas Dynamics	32,167		1,181,816
EMCOR Group	8,490		980,935
Encore Wire	6,890		802,134
Enerpac Tool Group	90,205	[a]	1,556,036
ESCO Technologies	1,571		109,294
Franklin Electric	11,095		938,193
Gibraltar Industries	25,305	[a]	1,222,738
Granite Construction	76,630	[b]	2,319,590
Great Lakes Dredge & Dock	64,454	[a]	909,446
Griffon	64,740		1,492,257

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Capital Goods - 13.0% (continued)
H&E Equipment Services	31,325		1,308,132
Hillenbrand	71,591		3,415,607
Kennametal	105,032		3,330,565
LSI Industries	126,890		865,390
Markforged Holding	62,064	[a]	241,429
McGrath RentCorp	14,130		1,148,486
Mercury Systems	16,178	[a]	974,239
Mueller Industries	19,110		1,090,225
Oshkosh	1,413		156,900
Park Aerospace	162,739		2,257,190
Powell Industries	78,381		1,656,974
RBC Bearings	4,695	[a]	910,126
Regal Rexnord	24,934		3,998,167
Resideo Technologies	103,505	[a]	2,664,219
Simpson Manufacturing	7,965		943,932
Spirit AeroSystems Holdings, Cl. A	48,582		2,429,100
SPX	71,363	[a]	3,618,104
Tennant	18,756		1,477,598
Terex	20,495		846,034
Textainer Group Holdings	35,260		1,252,083
The AZEK Company	57,425	[a]	1,693,463
Thermon Group Holdings	77,980	[a]	1,335,018
Titan Machinery	43,070	[a]	1,220,173
Triton International	18,390		1,207,855
Twin Disc	16,500	[a]	196,350
Valmont Industries	3,968		858,874
WillScot Mobile Mini Holdings	29,625	[a]	1,052,576
Zurn Water Solutions	126,078		4,100,057
			74,700,205
Commercial & Professional Services - 5.5%
ABM Industries	19,550		876,426
Alight, Cl. A	127,680	[a]	1,332,979
ASGN	10,675	[a]	1,182,684
Brady, Cl. A	46,549		2,144,978
CACI International, Cl. A	648	[a]	181,304
CBIZ	6,162	[a]	239,763
Clean Harbors	9,312	[a]	888,644
CoreCivic	70,466	[a]	641,945
Deluxe	3,831		119,182
Harsco	217,565	[a]	2,591,199
Heritage-Crystal Clean	53,470	[a]	1,499,299
KAR Auction Services	78,916	[a]	1,456,789
KBR	52,004		2,581,479
ManTech International, Cl. A	46,083		3,841,940

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Commercial & Professional Services - 5.5% (continued)
MillerKnoll	5,375		208,980
MSA Safety	26,570		3,695,887
Resources Connection	117,221		1,945,869
Stericycle	25,109	[a]	1,465,361
The Brink's Company	54,073		3,788,354
Upwork	6,000	[a]	151,680
VSE	25,110		1,196,491
			32,031,233
Consumer Durables & Apparel - 3.4%
Acushnet Holdings	29,179		1,278,040
Callaway Golf	123,728	[a,b]	3,061,031
Carter's	2,237		216,273
Cavco Industries	5,010	[a]	1,365,876
G-III Apparel Group	44,050	[a]	1,221,947
Hayward Holdings	27,275	[a,b]	487,950
Helen of Troy	805	[a]	165,564
Installed Building Products	7,700		744,590
KB Home	15,400		594,594
Legacy Housing	46,880	[a]	1,194,034
M/I Homes	18,670	[a]	920,244
PVH	34,889		3,415,284
Skyline Champion	22,120	[a]	1,487,349
Tempur Sealy International	40,905		1,350,274
Vista Outdoor	28,290	[a]	1,031,170
Wolverine World Wide	40,330		928,800
			19,463,020
Consumer Services - 3.0%
Bowlero, CI. A	140,650	[a,b]	1,407,906
Boyd Gaming	58,198		4,128,566
Frontdoor	9,270	[a]	278,564
Hilton Grand Vacations	32,110	[a]	1,665,225
International Game Technology	95,929	[b]	2,937,346
Marriott Vacations Worldwide	21,547		3,461,956
OneSpaWorld Holdings	265,965	[a,b]	2,750,078
SeaWorld Entertainment	14,348	[a]	995,608
			17,625,249
Diversified Financials - 2.4%
Artisan Partners Asset Management, Cl. A	72,776		2,773,493
Cohen & Steers	28,845		2,343,945
Evercore, Cl. A	14,254		1,810,401
Focus Financial Partners, Cl. A	57,560	[a]	2,880,302
PROG Holdings	2,491	[a]	76,324

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Diversified Financials - 2.4% (continued)
Stifel Financial	51,962		3,819,207
			13,703,672
Energy - 5.7%
Cactus, Cl. A	109,701		5,557,453
ChampionX	165,151		3,535,883
Chesapeake Energy	44,800	[b]	3,460,799
CNX Resources	42,089	[a,b]	687,734
Devon Energy	53,102		3,162,224
Dril-Quip	96,350	[a]	2,778,734
Earthstone Energy, Cl. A	54,295	[a]	705,835
Geopark	7,225	[a]	106,930
Green Plains	13,575	[a,b]	444,445
Gulfport Energy Operating	17,110	[a]	1,180,248
Helmerich & Payne	54,881		1,988,339
ION Geophysical	15,059	[a]	8,749
Northern Oil & Gas	8,091		202,922
Oasis Petroleum	7,960		1,054,780
Oceaneering International	61,340	[a]	898,018
Oil States International	68,684	[a]	359,217
Patterson-UTI Energy	28,236		407,445
PDC Energy	61,544		3,970,819
ProPetro Holding	125,310	[a]	1,600,209
TechnipFMC	85,339	[a]	584,572
TETRA Technologies	85,009	[a]	272,029
World Fuel Services	5,128		145,328
			33,112,712
Food & Staples Retailing - .2%
BJ's Wholesale Club Holdings	19,450	[a]	1,222,821
Food, Beverage & Tobacco - 2.4%
Calavo Growers	1,858	[a]	79,318
Darling Ingredients	56,204	[a]	4,073,666
Lancaster Colony	3,395		571,073
Primo Water	93,351		1,357,324
Seaboard	333		1,285,207
The Hain Celestial Group	90,364	[a]	3,285,635
TreeHouse Foods	83,728	[a]	3,286,324
			13,938,547
Health Care Equipment & Services - 6.8%
Acadia Healthcare	35,489	[a]	2,012,581
Accuray	163,303	[a]	566,661
AMN Healthcare Services	2,135	[a]	226,609
AngioDynamics	59,299	[a]	1,395,305
AtriCure	14,807	[a]	1,028,346
Avanos Medical	91,525	[a]	3,239,070

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Health Care Equipment & Services - 6.8% (continued)
BioLife Solutions	28,710	[a]	674,685
Cardiovascular Systems	19,805	[a]	417,093
Chemed	414		198,012
CONMED	9,135		1,335,172
Cross Country Healthcare	62,325	[a]	1,391,717
CryoPort	16,840	[a]	578,117
Cytosorbents	39,184	[a]	151,642
Encompass Health	12,290		811,386
Haemonetics	89,734	[a]	5,178,549
Hanger	58,317	[a]	1,056,704
Integer Holdings	38,378	[a]	3,218,763
LHC Group	11,115	[a]	1,513,529
Merit Medical Systems	62,811	[a]	4,084,599
Mesa Laboratories	5,485	[b]	1,400,485
Molina Healthcare	6,486	[a]	1,990,359
NuVasive	76,190	[a]	4,123,403
OraSure Technologies	63,528	[a]	495,518
Patterson Companies	20,953		626,495
The Ensign Group	2,407		202,284
TransMedics Group	24,540	[a]	454,481
Varex Imaging	27,361	[a]	646,814
			39,018,379
Household & Personal Products - .5%
Oil-Dri Corp. of America	24,286		749,952
Spectrum Brands Holdings	22,732		2,109,075
			2,859,027
Insurance - 1.7%
eHealth	17,885	[a]	277,933
HCI Group	1,078		67,116
Horace Mann Educators	67,152		2,792,852
Old Republic International	41,176		1,084,988
ProAssurance	71,090		1,713,269
Selective Insurance Group	1,094		91,010
Stewart Information Services	18,130		1,230,664
The Hanover Insurance Group	17,263		2,408,361
			9,666,193
Materials - 6.9%
Allegheny Technologies	187,345	[a]	4,822,260
American Vanguard	125,289		1,888,105
Avery Dennison	13,024		2,294,829
Avient	83,421		4,370,426
Balchem	7,180		993,281
Cleveland-Cliffs	177,058	[a,b]	3,959,017
Commercial Metals	45,800		1,765,590

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Materials - 6.9% (continued)
Crown Holdings	31,961		3,920,656
Eagle Materials	8,355		1,143,215
Innospec	1,493	[a]	142,582
Materion	46,620		3,895,100
Mercer International	122,680		1,640,232
MP Materials	19,840	[a,b]	905,101
Neenah	1,819		70,850
Orion Engineered Carbons	48,960		760,838
Schweitzer-Mauduit International	53,733		1,677,544
Summit Materials, Cl. A	40,070	[a]	1,250,985
TriMas	88,549		2,878,728
Valvoline	38,670		1,250,201
			39,629,540
Media & Entertainment - 2.6%
Criteo, ADR	96,821	[a]	3,220,266
Gray Television	177,304		4,154,233
Lions Gate Entertainment, Cl. B	150,975	[a]	2,151,394
Loyalty Ventures	3,615	[a]	86,760
Madison Square Garden Entertainment	53,378	[a,b]	4,182,700
TechTarget	12,920	[a]	1,012,670
			14,808,023
Pharmaceuticals Biotechnology & Life Sciences - 1.9%
Amneal Pharmaceuticals	107,608	[a]	487,464
ANI Pharmaceuticals	25,870	[a]	968,831
Arvinas	6,000	[a]	388,860
Beam Therapeutics	3,395	[a,b]	265,998
Charles River Laboratories International	5,567	[a]	1,620,888
Cytokinetics	12,265	[a,b]	433,200
Emergent BioSolutions	17,826	[a]	737,640
Fluidigm	146,334	[a,b]	538,509
Intellia Therapeutics	4,175	[a]	412,699
Perrigo	55,276		1,963,404
Phibro Animal Health, Cl. A	152,023		3,238,090
			11,055,583
Real Estate - 4.4%
Americold Realty Trust	24,270	[c]	648,494
Apple Hospitality REIT	7,546	[c]	133,489
CareTrust REIT	9,814	[c]	171,745
Chatham Lodging Trust	29,896	[a,c]	411,070
Corporate Office Properties Trust	135,838	[c]	3,560,314
DigitalBridge Group	57,690	[a,c]	418,253
EPR Properties	25,210	[c]	1,255,458
Global Medical REIT	82,240	[c]	1,291,168
Hudson Pacific Properties	61,470	[c]	1,622,808

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Real Estate - 4.4% (continued)
Industrial Logistics Properties Trust	39,030	[c]	873,101
Jones Lang LaSalle	1,064	[a]	261,978
Lamar Advertising, Cl. A	20,064	[c]	2,188,180
LXP Industrial Trust	13,587	[c]	210,055
National Health Investors	1,910	[c]	101,822
Newmark Group, Cl. A	14,853		262,601
Omega Healthcare Investors	4,676	[b,c]	131,723
Physicians Realty Trust	174,860	[c]	2,843,224
Piedmont Office Realty Trust, Cl. A	11,367	[c]	193,694
Potlatchdeltic	38,056	[c]	2,089,274
PS Business Parks	5,020	[c]	799,636
RLJ Lodging Trust	29,640	[c]	414,664
Sunstone Hotel Investors	94,372	[a,c]	998,456
Terreno Realty	18,795	[c]	1,292,908
The Howard Hughes	11,360	[a]	1,085,789
The Macerich Company	36,810	[b,c]	563,193
UMH Properties	70,870	[c]	1,634,262
			25,457,359
Retailing - 2.3%
American Eagle Outfitters	28,450	[b]	599,726
Asbury Automotive Group	28,111	[a,b]	5,456,626
Caleres	20,569		427,012
Chico's FAS	64,871	[a]	304,894
Leslie's	44,245	[a]	942,861
Lithia Motors	703		239,596
Monro	31,167		1,454,876
Signet Jewelers	16,370		1,154,085
The Aaron's Company	7,162		150,330
The Children's Place	10,287	[a]	647,670
The ODP	38,388	[a]	1,689,072
			13,066,748
Semiconductors & Semiconductor Equipment - 5.0%
Axcelis Technologies	16,790	[a]	1,162,204
Azenta	19,450		1,702,264
CEVA	15,135	[a]	617,054
CMC Materials	6,498		1,204,924
Cohu	34,950	[a]	1,089,741
FormFactor	76,030	[a]	3,078,455
Kulicke & Soffa Industries	14,200		741,808
MACOM Technology Solutions Holdings	54,219	[a]	3,258,562
MaxLinear	77,628	[a]	4,762,478
Onto Innovation	15,795	[a]	1,361,687
Power Integrations	16,970		1,527,300
Rambus	83,019	[a]	2,241,513

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Semiconductors & Semiconductor Equipment - 5.0% (continued)
Semtech	13,700	[a]	950,506
Silicon Laboratories	12,270	[a]	1,886,022
Synaptics	2,962	[a]	676,610
Veeco Instruments	86,209	[a,b]	2,462,991
			28,724,119
Software & Services - 4.4%
Alliance Data Systems	9,034		609,343
BlackLine	6,400	[a]	481,984
Box, Cl. A	36,421	[a]	932,742
Cognyte Software	86,110	[a]	960,988
Concentrix	9,940		1,986,907
Conduent	330,502	[a]	1,609,545
Kyndryl Holdings	64,735	[a]	1,026,697
LivePerson	18,930	[a]	383,900
Mandiant	97,841	[a]	1,937,252
MAXIMUS	15,949		1,257,738
New Relic	10,754	[a]	712,345
OneSpan	42,046	[a]	579,394
Perficient	2,517	[a]	256,482
Ping Identity Holding	36,454	[a]	766,992
Qualys	4,440	[a]	556,376
Switch, Cl. A	105,460		2,744,069
The Hackett Group	51,900		1,075,368
Unisys	108,190	[a]	2,312,020
Varonis Systems	12,530	[a]	546,308
Verint Systems	34,245	[a]	1,720,126
Workiva	9,135	[a]	961,915
Xperi Holding	111,737		1,935,285
			25,353,776
Technology Hardware & Equipment - 5.2%
Ciena	46,393	[a]	3,174,209
Coherent	917	[a]	242,381
Diebold Nixdorf	72,046	[a]	626,801
EMCORE	60,437	[a]	234,496
II-VI	66,283	[a,b]	4,604,017
Infinera	71,010	[a]	655,422
Innoviz Technologies	44,816	[a]	179,264
Itron	21,777	[a]	1,038,110
Kimball Electronics	54,460	[a]	938,890
Knowles	167,086	[a,b]	3,639,133
Methode Electronics	101,721		4,642,547
OSI Systems	22,261	[a]	1,795,795
Quantum	221,757	[a]	576,568

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description			Shares		Value ($)
Common Stocks - 96.9% (continued)
Technology Hardware & Equipment - 5.2% (continued)
Radware			17,059	[a]	587,000
Ribbon Communications			107,343	[a]	326,323
Stratasys			73,515	[a]	1,843,756
Teledyne Technologies			1,873	[a]	804,229
Viasat			29,936	[a,b]	1,366,279
Viavi Solutions			81,048	[a]	1,329,187
Vishay Precision Group			41,360	[a]	1,299,118
					29,903,525
Telecommunication Services - .3%
ATN International			60,036		2,001,000
Transportation - 1.9%
Allegiant Travel			17,798	[a]	3,098,454
Heartland Express			78,792		1,131,453
Hub Group, Cl. A			17,590	[a]	1,484,596
JetBlue Airways			65,125	[a]	994,459
Kirby			23,560	[a]	1,534,934
Knight-Swift Transportation Holdings			3,909		212,962
Ryder System			17,350		1,367,874
Werner Enterprises			22,710		986,977
					10,811,709
Utilities - 1.6%
ALLETE			1,583		99,634
Avista			3,670		163,792
Chesapeake Utilities			8,400		1,116,780
IDACORP			1,757		182,640
Ormat Technologies			27,793	[b]	1,983,031
Portland General Electric			80,244		4,073,988
Vistra Energy			62,803		1,433,164
					9,053,029
Total Common Stocks (cost $439,033,445)					558,160,413

Convertible Bonds - .0%
Energy - .0%
ION Geophysical (cost $48,000)	8.00	12/15/2025	48,000		30,144

Exchange-Traded Funds - .6%
Registered Investment Companies - .6%
iShares Russell 2000 ETF (cost $3,470,006)			17,265	[b]	3,510,320

	1-Day Yield (%)
Investment Companies - 1.6%
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $9,250,885)	0.10	9,250,885	[d]	9,250,885

Investment of Cash Collateral for Securities Loaned - 2.8%
Registered Investment Companies - 2.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $16,194,521)	0.10	16,194,521	[d]	16,194,521
Total Investments (cost $467,996,857)		101.9%		587,146,283
Liabilities, Less Cash and Receivables		(1.9%)		(11,217,955)
Net Assets		100.0%		575,928,328

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At February 28, 2022, the value of the fund’s securities on loan was $34,939,721 and the value of the collateral was $36,564,057, consisting of cash collateral of $16,194,521 and U.S. Government & Agency securities valued at $20,369,536. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Value Fund

February 28, 2022 (Unaudited)

The following is a summary of the inputs used as of February 28, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds	-	30,144	-	30,144
Equity Securities - Common Stocks	558,160,413	-	-	558,160,413
Exchange-Traded Funds	3,510,320	-	-	3,510,320
Investment Companies	25,445,406	-	-	25,445,406

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members ( “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 28, 2022, accumulated net unrealized appreciation on investments was $119,149,426, consisting of $138,980,201 gross unrealized appreciation and $19,830,775 gross unrealized depreciation.

At February 28, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.